Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities
Profit for the year	$ 102,653	$ 124,439	$ 101,082
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	7,448	5,186	3,466
Unrealized gain on foreign currency	(470)	(8,357)	(127)
Unrealized loss on foreign currency	2,040	45	3,734
Gain on foreign currency transaction	(2,642)	0	0
Loss on foreign currency transaction	1,597	0	0
Gain on valuation of financial assets	(56)	0	0
Loss on valuation of financial assets	0	766	82
Loss on valuation of financial liabilities	710	0	0
Interest income	(16,259)	(15,657)	(13,677)
Interest expense	1,901	2,049	2,038
Miscellaneous income, net	30	(267)	(200)
Provision for severance benefits	461	140	649
Other long-term employee benefits	(889)	1,625	533
Impairment loss of goodwill	8,011	0	0
Income tax expense	37,168	38,441	30,265
Working capital adjustments:
Accounts receivable	3,317	1,462	(11,398)
Prepaid expenses, and other assets	636	3,142	(1,832)
Other non-current assets	(55)	1,745	(1,960)
Accounts payable and accrued expenses	3,183	5,512	(3,242)
Loss contingency	0	0	(95,250)
Contract liabilities	(103)	(766)	94
Other current and non-current liabilities	(2,730)	(810)	(987)
Cash generated from operations	145,951	158,695	13,270
Interest received	18,051	13,542	11,474
Interest paid	(278)	(11,036)	(130)
Income taxes paid	(26,954)	(12,755)	(526)
Net cash inflow from operating activities	136,770	148,446	24,088
Cash flows from investing activities
Purchase of property and equipment	(190)	(867)	(198)
Disposal of property and equipment	22	11	5
Purchase of intangible assets	(102)	(16)	0
Disposal of financial liabilities at fair value through profit or loss	(710)	0	0
Purchase of financial assets at fair value through profit or loss	(9,761)	0	0
Disposal of financial assets at fair value through profit or loss	10,232	0	0
Purchase of short-term investments	(263,892)	(80,990)	(146,363)
Sales of short-term investments	244,286	66,250	143,164
Net cash (outflow) from investing activities	(81,703)	(15,612)	(30,269)
Cash flows from financing activities
Repayment of lease liabilities	(1,269)	(1,700)	(3,255)
Payment of dividends	(85)	(311)	0
Net cash (outflow) from financing activities	(1,354)	(2,011)	(3,255)
Net increase (decrease) in cash and cash equivalents	53,713	130,823	(9,436)
Effect of exchange rate changes on cash and cash equivalents	328	(2,884)	(1,005)
Cash and cash equivalents at beginning of the year	334,850	206,911	217,352
Cash and cash equivalents at end of the year	388,891	334,850	206,911
WHOW Games GmbH
Cash flows from investing activities
Acquisition	(61,588)	0	0
SuprNation AB
Cash flows from investing activities
Acquisition	$ 0	$ 0	$ (26,877)